Offerings	Mar. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form F-3 (File Nos. 333-282133 and 333-282133-01) in accordance with 457(r) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of Floating Rate Notes due 2029
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the Floating Rate Notes due 2029 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.100% Notes due 2029
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,248,537,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,423.03
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.100% Notes due 2029
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 4.100% Notes due 2029 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Notes due 2031
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,749,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 241,578.33
Offering Note	See offering note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.400% Notes due 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 4.400% Notes due 2031 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2033
Amount Registered | shares	2,000,000,000
Maximum Aggregate Offering Price	$ 1,991,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 275,023.39
Offering Note	See offering note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.600% Notes due 2033
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 4.600% Notes due 2033 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2036
Amount Registered | shares	2,250,000,000
Maximum Aggregate Offering Price	$ 2,243,677,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 309,851.86
Offering Note	See offering note 1.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.900% Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 4.900% Notes due 2036 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Notes due 2046
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 995,360,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,459.22
Offering Note	See offering note 1.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.600% Notes due 2046
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 5.600% Notes due 2046 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Notes due 2056
Amount Registered | shares	2,250,000,000
Maximum Aggregate Offering Price	$ 2,230,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 307,990.62
Offering Note	See offering note 1.
Offering: 14
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.700% Notes due 2056
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 5.700% Notes due 2056 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.